BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2.BASIS OF PRESENTATION

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, and majority-owned entities. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. For entities in which management has determined the Company does not have a controlling financial interest but has varying degrees of influence regarding operating policies of that entity, the Company’s investment is accounted for using the equity method of accounting. All significant intercompany balances and transactions have been eliminated in consolidation.

Liquidity

The Company’s current cash balance and estimated cash from operations for the next 12 months is not sufficient to meet the Company’s working capital needs for the next 12 months. The Company intends to seek equity or debt financing and have implemented significant cost cutting measures to mitigate its going concern. Such financings may include the issuance of shares of common stock, warrants to purchase common stock, convertible debt or other instruments that may dilute current stockholders. Financing may not be available on acceptable terms depending on market conditions at the time the Company seeks financing. The Company has filed for a refund from the IRS under the CARES Act Employee Retention Credit program, however, there is no guarantee when, or if, these funds will be received. The accompanying consolidated financial statements do not include any adjustments that might become necessary should the Company be unable to continue as a going concern.

Accounting Policies

There have been no changes to the Company’s significant accounting policies or recent accounting pronouncements during the three and six months ended June 30, 2023, as compared to the significant accounting policies disclosed in the 10-K for the year ended December 31, 2022 as filed on March 31, 2023.

On January 1, 2023, the Company adopted Accounting Standards Update No, 2016-13, Measurement of Credit Losses on Financial Instruments, and its related amendments using the prospective method.    The new standard requires the use of a current expected credit loss impairment model to develop and recognize credit losses for financial instruments at amortized cost when the asset is first originated or acquired, and each subsequent reporting period. The adoption of this standard did not have a material impact to the Company’s 2023 financial statements.

Common Stock Reverse Split

During March 2023, the Company effectuated a twenty -for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 6 for additional discussion.

Reclassifications

Certain amounts for the three and months ended June 30, 2022 have been reclassified to conform to the 2023 presentation.

2. BASIS OF PRESENTATION

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, and majority-owned entities. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The Company’s current cash balance and estimated cash from operations for the next 12 months is not sufficient to meet the Company’s working capital needs for the next 12 months. The Company intends to seek equity or debt financing and have implemented significant cost cutting measures to mitigate our going concern. Such financings may include the issuance of shares of common stock, warrants to purchase common stock, convertible debt or other instruments that may dilute our current stockholders. Financing may not be available to us on acceptable terms depending on market conditions at the time we seek financing. The Company plans to file for a refund from the IRS under the CARES Act Employee Retention Credit program, however, there is no guarantee when, or if, these funds will be received during 2023. The accompanying consolidated financial statements do not include any adjustments that might become necessary should the Company be unable to continue as a going concern. All significant intercompany balances and transactions have been eliminated in consolidation.

For entities in which management has determined the Company does not have a controlling financial interest but has varying degrees of influence regarding operating policies of that entity, the Company’s investment is accounted for using the equity method of accounting.

The Company’s fiscal year ends on December 31 and the Company employs a calendar month-end reporting period for its quarterly reporting.

Common Stock Reverse Split

During March 2023, the Company effectuated a twenty-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 11 for additional discussion.

Reclassifications

Certain amounts for the year ended December 31, 2021 have been reclassified to conform to the 2022 presentation.